Financial Risk Management - Liquidity Risk - Financial Liabilities Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Insurance contract payables	$ 2,964.0	$ 2,591.0
Provision for losses and loss adjustment expenses	30,809.3	28,500.2	$ 29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	4,265.5	4,198.3
Insurance contract payables	2,501.2	2,217.8
Provision for losses and loss adjustment expenses	30,809.3	28,500.2
Total financial liabilities	48,419.5	44,224.4
Liquidity risk | Holding company, insurance, and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	6,638.2	5,176.8
Borrowings - interest	1,703.4	1,729.1
Liquidity risk | Non-insurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	2,210.8	2,084.2
Borrowings - interest	291.1	318.0
Liquidity risk | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,464.8	1,321.1
Insurance contract payables	775.6	717.2
Provision for losses and loss adjustment expenses	2,880.5	2,475.6
Total financial liabilities	5,800.4	5,160.3
Liquidity risk | 3 months or less | Holding company, insurance, and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	50.1	0.0
Borrowings - interest	54.6	53.1
Liquidity risk | 3 months or less | Non-insurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	547.6	533.4
Borrowings - interest	27.2	59.9
Liquidity risk | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	816.6	799.9
Insurance contract payables	1,493.0	1,294.8
Provision for losses and loss adjustment expenses	6,111.7	5,325.9
Total financial liabilities	10,323.1	8,558.0
Liquidity risk | 3 months to 1 year | Holding company, insurance, and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	892.7	140.0
Borrowings - interest	204.2	180.5
Liquidity risk | 3 months to 1 year | Non-insurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	761.6	771.5
Borrowings - interest	43.3	45.4
Liquidity risk | 1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	854.5	798.1
Insurance contract payables	205.6	133.2
Provision for losses and loss adjustment expenses	9,577.5	8,490.8
Total financial liabilities	12,127.3	10,765.5
Liquidity risk | 1 - 3 years | Holding company, insurance, and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	664.7	433.9
Borrowings - interest	479.0	456.4
Liquidity risk | 1 - 3 years | Non-insurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	269.5	392.7
Borrowings - interest	76.5	60.4
Liquidity risk | 3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	454.3	426.0
Insurance contract payables	13.5	9.6
Provision for losses and loss adjustment expenses	4,753.5	4,619.5
Total financial liabilities	7,160.4	6,275.4
Liquidity risk | 3 - 5 years | Holding company, insurance, and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	1,142.9	676.0
Borrowings - interest	411.5	391.1
Liquidity risk | 3 - 5 years | Non-insurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	344.0	114.8
Borrowings - interest	40.7	38.4
Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	675.3	853.2
Insurance contract payables	13.5	63.0
Provision for losses and loss adjustment expenses	7,486.1	7,588.4
Total financial liabilities	13,008.3	13,465.2
Liquidity risk | More than five years | Holding company, insurance, and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	3,887.8	3,926.9
Borrowings - interest	554.1	648.0
Liquidity risk | More than five years | Non-insurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	288.1	271.8
Borrowings - interest	$ 103.4	$ 113.9